Income Tax - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Income Taxes [Line Items]
Total amount of unrecognized tax benefits, if recognized would favorably impact effective tax rate	$ 1.8
Interest and penalties	0.1
United States
Income Taxes [Line Items]
Non-capital loss carry forwards	63.7
Non-capital loss carry forwards, expiration date	Years 2014 through 2030
Canada
Income Taxes [Line Items]
Non-capital loss carry forwards	$ 7.4
Non-capital loss carry forwards, expiration date	Years 2018 through 2032